Non-financial Assets and Liabilities	12 Months Ended
Jun. 30, 2025
Financial Assets and Financial Liabilities [Abstract]
Non-financial assets and liabilities

6 Non-financial assets and liabilities

(a) Assets classified as held for sale

Available-for-sale financial assets include the following assets:

	30 June	30 June
	2025	2024
	$	$

Intellectual property	-	2,997,592
	-	2,997,592

On 20 June 2024, Radiopharm entered into an agreement with Lantheus Holdings Inc (Lantheus) to sell two of the group’s preclinical assets TROP2 targeting nanobody (included under Nanomab intellectual property) and a LRRC15 targeting mAb (included in other intellectual property) for US$2,000,000.

At 30 June 2024, the sale had not finalized as the group were in the process of finalizing the transfer of the assets to Lantheus and the fee was still outstanding. Therefore, the assets were deemed held-for-sale.

The value of the assets after amortization was more than the value they were sold for. Thus, the difference between the two was deemed a loss on sale of available-for-sale assets per note 3(b).

(b) Intangible assets

	AVb6 Integrin	hu PSA Anti-body	NanoMab	MAb	Pharma 15	Pivalate	Other Intellectual Property	Total
	$	$	$	$	$	$	$	$
Year ended 30 June 2024
Opening net book amount	15,952,216	11,126,011	22,568,002	1,357,466	6,857,500	293,529	386,510	58,541,234
Sale of asset(note 6(a)	-	-	(4,742,125)	-	-	-	(122,111)	(4,864,236)
Exchange difference	-	-	-	1,230	6,169	-	-	7,399
Amortization charge	(887,987)	(850,312)	(1,256,257)	(74,771)	-	(24,511)	(24,379)	(3,118,217)
Impairment charge	-		-	-	(1,478,892)	-	-	(1,478,892)
Closing net book amount	15,064,229	10,275,699	16,569,620	1,283,925	5,384,777	269,018	240,020	49,087,288

At 30 June 2024
Cost	17,691,796	16,212,081	19,470,972	1,358,696	6,863,669	336,055	275,415	62,208,684
Accumulation amortization and impairment	(2,627,567)	(5,936,382)	(2,901,352)	(74,771)	(1,478,892)	(67,037)	(35,395)	(13,121,396)
Net book amount	15,064,229	10,275,699	16,569,620	1,283,925	5,384,777	269,018	240,020	49,087,288
	AVb6 Integrin	hu PSA Anti-body	NanoMab	MAb	Pharma 15	Pivalate	Other Intellectual Property	Total
	$	$	$	$	$	$	$	$
Year ended 30 June 2025
Opening net book amount	15,064,229	10,275,699	16,569,620	1,283,925	5,384,777	269,018	240,020	49,087,288
Sale of asset (note 6(a))	-	-	-	-	-	-	-	-
Exchange differences	-	-	-	15,201	60,239	-	-	75,440
Amortization charge	(884,590)	(621,185)	(973,549)	(69,365)	-	(22,404)	(17,213)	(2,588,306)
Impairment charge	-	-	-	-	-	-	-	-
losing net book amount	14,179,639	9,654,514	15,596,071	1,229,761	5,445,016	246,614	222,807	46,574,422

At 30 June 2024
Cost	17,691,796	16,212,081	19,470,972	1,374,030	6,940,599	336,055	275,415	62,300,948
Accumulated amortization and impairment	(3,512,157)	(6,557,567)	(3,874,901)	(144,269)	(1,495,583)	(89,441)	(52,608)	(15,726,526)
Net book amount	14,179,639	9,654,514	15,596,071	1,229,761	5,445,016	246,614	222,807	46,574,422

The group’s intellectual property is measured at initial cost, less any accumulated amortization and impairment losses.

(i) AVb6 Integrin

The group has recognized the Intellectual Property “AVb6 Integrin” through the acquisition of a license developed at TRIMT GmbH (TRIMT), a world-renowned independent research and treatment centre specializing in cancer, based in Radeberg, Germany.

It is the board’s expectation that the acquired intellectual property will generate future economic benefits for the group. The amounts recognized as intangible assets relate to the upfront licenses fee paid in respect of the license agreement, value of equity issued to the licensor and contingent consideration. The contingent consideration arrangements require the group to pay the licensor at the completion of each milestone per the license agreements. The carrying value of the contingent considerations was probability-adjusted based on the directors’ assumptions, 70% probability of completing the first therapeutic milestone (milestone 3). Other milestones were deemed uncertain as per management’s assessment.

AVb6 Integrin is amortized over a period of 20 years, being management’s assessed useful life of the intangible asset.

(ii) hu PSA Anti-body

The group has recognized the Intellectual Property “hu PSA Anti-body” through the acquisition exclusive license developed at Diaprost AB (Diaprost), a world-renowned independent research and treatment centre specializing in prostate cancer, based in Lund, Sweden.

It is the board’s expectation that the acquired intellectual property will generate future economic benefits for the group. The amounts recognized as intangible assets relate to the upfront licenses fee paid in respect of the license agreement and contingent consideration. The contingent consideration arrangements require the group to pay the licensor at the completion of each milestone per the license agreements. The carrying value of the contingent considerations was probability-adjusted based on the directors’ assumptions, 70% probability of completing milestones 1 and 2.

hu PSA Anti-body is amortized over a period of 15 years, being management’s assessed useful life of the intangible asset.

(iii) NanoMab

The board has recognized the Intellectual Property “NanoMab” through the acquisition of a license developed at NanoMab Technology Limited, a world-renowned independent biopharmaceutical company focusing on cancer precision therapies through radiopharmaceuticals, based in Hong Kong.

It is the board’s expectation that the acquired intellectual property will generate future economic benefits for the group. The amounts recognized as intangible assets relate to the upfront licenses fee paid in respect of the license agreement, value of equity issued to the licensor and contingent consideration. The contingent consideration arrangements require the group to pay the licensor at the completion of each milestone per the license agreements. The carrying value of the contingent consideration on license acquisition was probability-adjusted based on the directors’ assumptions, 70% probability of completing milestone 1.

NanoMab is amortized over a period of 20 years, being management’s assessed useful life of the intangible asset.

(iv) MAb

The group has recognized the Intellectual Property “MAb” through Radiopharm Ventures, LLC, a joint venture between Radiopharm Theranostics (USA), Inc and The Board of Regents of the University of Texas System and the MD Anderson Cancer Center.

It is the board’s expectation that the acquired intellectual property will generate future economic benefits for the group. The amounts recognized as intangible assets relate to MD Anderson’s investment in Radiopharm Ventures, LLC. The contingent consideration arrangements require the group to pay the licensor at the completion of each milestone per the license agreements.

MAb is amortized over a period of 20 years, being management’s assessed useful life of the intangible asset.

(v) Pharma15

The group has recognized the Intellectual Property “Pharma15” through the acquisition of Pharma15 Corporation. It is the board’s expectation that it will generate future economic benefits for the group. The amounts currently recognized are the upfront consideration paid to shareholders, deferred consideration to be paid one year after acquisition and contingent consideration. At the end of the reporting year management deemed the asset is not ready for use, thus no amortization has been deducted from it.

(vi) Pivalate

The group has recognized the Intellectual Property “Pivalate” through the acquisition of a license developed at Cancer Research Technologies Limited (CRT), a world-renowned independent research and treatment centre for cancer, based in London, United Kingdom.

It is the board’s expectation that the acquired intellectual property will generate future economic benefits for the group. The amounts recognized as intangible assets relate to the upfront licenses fee paid in respect of the license agreement and contingent consideration. The contingent consideration arrangements require the group to pay the licensor at the completion of each milestone per the license agreements.

Pivalate is amortized over a period of 15 years, being management’s assessed useful life of the intangible asset.

(vii) Other intellectual property

Other intellectual property includes the following IP acquired by the group.

NeoIndicate

The group has recognized the Intellectual Property “NeoIndicate” through the acquisition of a sublicence developed at NeoIndicate LLC, a private research university based in Ohio.

It is the board’s expectation that the acquired intellectual property will generate future economic benefits for the group. The amounts recognized as intangible assets relate to the upfront licences fee paid in respect of the licence agreement and contingent consideration. The contingent consideration arrangements require the group to pay the licensor at the completion of each milestone per the licence agreements.

NeoIndicate is amortized over a period of 16 years, being management’s assessed useful life of the intangible asset.

(viii) Impairment test for intellectual property

Radiopharm holds specific intangible assets which are not yet available for use, or which while available for use, have not yet obtained regulatory and licensing approval for commercialization and marketing of the products. As the assets are not capable of generating independent cash inflows, they are required to be allocated to a cash-generating unit, being the smallest identifiable group of assets which generates cash inflows that are largely independent of the cash inflows from others in the group. However, as the business does not generate cash inflows, and there is no ‘cost’ for the cash-generating unit, assets are tested for impairment at the asset level, to ensure that individual assets are not impaired below their fair value less costs of disposal. Consequently, management consider it appropriate to consider the fair value less cost of disposal of each asset individually when assessing whether impairment is measured. As a result, the recoverable value of each individual asset is to be determined.

The group identified impairment indicators at 30 June 2024 and completed an assessment to identify the recoverable amount under the replacement cost approach. The assessment took into consideration internal and external costs incurred, wastage or inefficiency costs, obsolescence and disposal costs. It was identified for all assets except Pharma15 that the recoverable amount under this assessment was higher than the carrying amount of the asset thus no impairment was required. However, as Pharma15 recoverable amount was less than the carrying amount under this assessment, $1,478,892 was impaired from the asset.

In fiscal 2025 there were no indicators of impairment.

See note 20(j) for the other accounting policies relevant to intangible assets and note 20(d) for the group’s policy regarding impairments.

(c) Employee benefit obligations

	30 June 2025			30 June 2024
	Current	Non- current	Total	Current	Non- current	Total
	$	$	$	$	$	$
Leave obligations (i)	450,104	-	450,104	399,788	-	399,788

(i) Leave obligations

The leave obligations cover the group’s liabilities for annual leave which are classified as either other long-term benefits or short-term benefits.

The current portion of this liability includes all of the accrued annual leave and pro-rata payments employees are entitled to in certain circumstances. The entire amount of the provision of $450,104 (2024: $399,788) is presented as current, since the group does not have an unconditional right to defer settlement for any of these obligations.

However, based on past experience, the group does not expect all employees to take the full amount of accrued leave or require payment within the next 12 months.